Right Of Use Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	$ 2.8	$ 12.8
Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Renewals, remeasurements and dispositions	24.4
Impairment losses of right of use assets	3.9	6.4
Cannabis Retail Reporting Segment
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	2.4	5.3
Cannabis Retail Reporting Segment | Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	2.7	3.9
Liquor Retail Reporting Segment
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	0.4	7.5
Liquor Retail Reporting Segment | Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	$ 1.2	$ 2.5